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Premier Shares Prospectus | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

November 23, 2020

GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

Supplement to Summary Prospectus and Prospectus
Premier Shares

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about February 1, 2021 (the "Effective Date"), the fund's investment policy will be changed to remove the requirement that the fund invest at least 80% of its net assets in municipal obligations that provide income exempt from the federal alternative minimum tax. The fund will continue to normally invest at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes.

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As of the Effective Date, the fund's name will be changed to "General New York Municipal Money Market Fund" and its shares reclassified as a series named "Dreyfus New York Municipal Money Market Fund". The reclassification of the fund's shares as a series will have no impact on fund shareholders and references to the "fund" as of the Effective Date will be to Dreyfus New York Municipal Money Market Fund.

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As of the Effective Date, the fund's management fee payable to BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), the fund's investment adviser, will be reduced from an annual rate of 0.50% to an annual rate of 0.20% of the value of the fund's average daily net assets. BNYM Investment Adviser has contractually agreed, from the Effective Date until February 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund's Premier shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .35%. On or after February 1, 2022, BNYM Investment Adviser may terminate this expense limitation agreement at any time.

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Premier Shares Prospectus GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND Premier Shares
Management fees	0.20%	[1]
Shareholder services fees	0.01%	[2]
Miscellaneous other expenses	0.12%	[2]
Total other expenses	0.13%
Total annual fund operating expenses	0.33%
[1]	Restated to reflect current management fees.
[2]	Other expenses for Premier shares are estimated amounts for the current fiscal year based on the other expenses for the fund's Class A shares, which are not offered in this prospectus.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Premier Shares Prospectus | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND | Premier Shares | USD ($)	34	106	185	418

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Premier Shares Prospectus | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND | Premier Shares | USD ($)	34	106	185	418